Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Lease Liability
The analysis of lease liabilities is presented below:

$
As at January 1, 2025	1,418,696
Additions	1,795,693
Interest accretion on lease liabilities	95,219
Payments	(874,244)
Disposals	(118,907)
Foreign exchange impact	(262,257)
As at December 31, 2025	2,054,200
Additions	505,532
Lease reassessments	12,018
Interest accretion on lease liabilities	114,097
Payments	(746,180)
Foreign exchange impact	10,973
As at June 30, 2026	1,950,640

	June 30, 2026	December 31, 2025
	$	$
Current	794,376	931,364
Non-current	1,156,264	1,122,836
Total lease liabilities	1,950,640	2,054,200

Schedule of Undiscounted Lease Payment
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	June 30, 2026	December 31, 2025
Undiscounted future lease payments	$	$
Less than 1 year	967,183	1,122,834
More than 1 year but less than 5 years	1,241,312	1,264,733
Total undiscounted future lease payments	2,208,495	2,387,567